Non-current financial assets	6 Months Ended
Jun. 30, 2024
Disclosure of financial assets [abstract]
Non-current financial assets	Non-current financial assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Security deposits paid
Net book value as of Net book value as of December 31, 2022	291
Additions	16
Decreases	(8)
Transfer	—
Currency translation adjustments	(1)
Net book value as of Net book value as of December 31, 2023	299
Additions	11
Decreases	(2)
Transfer	—
Currency translation adjustments	—
Net book value as of June 30, 2024	308